LEASES (Details 4) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease [Abstract]
Balance as of January 1,		$ 2,673	$ 5,985
Sublease receipts		(1,246)	(1,824)
Remeasurement of net investment in a finance lease	$ (1,488)	(195)	(1,488)	$ 0
Balance as of December 31,		$ 1,232	$ 2,673	$ 5,985